Financial Instruments - Remaining Contractual Maturities of Financial Liabilities Based on Contractual Undiscounted Cash Flows and Earliest Date of Repayment Required (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term debt, carrying amount	¥ 49,537	¥ 54,558
Long-term debt, carrying amount	45,991	49,742
Accounts payable, carrying amount	107,887	119,321
Accrued expenses and other payables, carrying amount	43,497	98,695
Finance lease obligations, carrying amount	216	77
Financial liabilities, carrying amount	247,128	322,393
Short-term debt, contractual undiscounted cash flow	51,091	55,682
Long-term debt, contractual undiscounted cash flow	52,625	58,543
Accounts payable, contractual undiscounted cash flow	107,887	119,321
Accrued expenses and other payables, contractual undiscounted cash flow	43,497	98,695
Finance lease obligations, contractual undiscounted cash flow	241	85
Financial liabilities, contractual undiscounted cash flow	255,341	332,326
Within 1 year or on demand [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt, carrying amount	1,139
Short-term debt, contractual undiscounted cash flow	51,091	55,682
Long-term debt, contractual undiscounted cash flow	2,602	2,725
Accounts payable, contractual undiscounted cash flow	107,887	119,321
Accrued expenses and other payables, contractual undiscounted cash flow	43,497	98,695
Finance lease obligations, contractual undiscounted cash flow	112	56
Financial liabilities, contractual undiscounted cash flow	205,189	276,479
More than 1 year but less than 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt, carrying amount	18,091
Long-term debt, contractual undiscounted cash flow	19,604	2,716
Finance lease obligations, contractual undiscounted cash flow	40	14
Financial liabilities, contractual undiscounted cash flow	19,644	2,730
More than 2 years but less than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt, contractual undiscounted cash flow	25,061	46,612
Finance lease obligations, contractual undiscounted cash flow	82	13
Financial liabilities, contractual undiscounted cash flow	25,143	46,625
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt, carrying amount	3,817
Long-term debt, contractual undiscounted cash flow	5,358	6,490
Finance lease obligations, contractual undiscounted cash flow	7	2
Financial liabilities, contractual undiscounted cash flow	¥ 5,365	¥ 6,492